Changes in Capital Accounts	6 Months Ended
Jun. 30, 2026
Changes in Capital Accounts [Abstract]
Changes in Capital Accounts
9.     Changes in Capital Accounts
(a) Company’s Preferred Stock: As of June 30, 2026, and December 31, 2025, the Company’s authorized preferred stock consists of 25,000,000 shares of preferred stock, par value $0.01 per share. Of these preferred shares, 1,250,000 were designated as Series A Preferred Shares, 1,200,000 were designated as Series B Preferred Shares, and 1,587,314 were designated as Series C Preferred Shares.

As of June 30, 2026, no Series B Preferred Shares were issued and outstanding, compared with 50,726 Series B Preferred Shares (of liquidation preference $1,268) as of December 31, 2025. As of June 30, 2026, and December 31, 2025, 1,423,912 Series C Preferred Shares (of liquidation preference $35,598), were issued and outstanding. As of June 30, 2026, and December 31, 2025, Aliki Paliou held through Mango (Note 4) 1,314,792 Series C Preferred Shares, and Andreas Michalopoulos held 56,342 Series C Preferred Shares.

On May 25, 2026, the Company’s Board of Directors approved for redemption all of the Company’s outstanding Series B Preferred Shares, in accordance with their contractual terms. The redemption was effective as of June 30, 2026 and consisted of a payment of $25.00 per share for 50,726 shares, plus accrued dividends of $0.041 per share, resulting in an aggregate payment to Series B preferred shareholders of $1,270. The redemption of the Series B Preferred Shares was accounted for as an equity transaction and the excess of carrying amount of the Series B Preferred Shares over the redemption amount was treated as a deemed contribution from the Series B preferred shareholders and increased income available to common shareholders for purposes of calculating earnings per share.
The material terms of the Series B Preferred Shares were as follows: 1) Dividends: The Company was paying a 4.00% annual dividend on the Series B Preferred Shares, on a quarterly basis, either in cash, or, at the Company’s option, through the issuance of additional common shares, valued at the volume-weighted average price of the common stock for the 10 trading days prior to the dividend payment date; 2) Voting Rights: Each Series B Preferred Share had no voting rights; 3) Conversion Rights: Each Series B Preferred Share was convertible at the option of the holder during the applicable conversion period, which expired on March 15, 2023, and for additional cash consideration of $7.50 per converted Series B Preferred Share, into two Series C Preferred Shares (see description below); 4) Liquidation: Each Series B Preferred Share had a fixed liquidation preference of $25.00 per share; 5) Redemption: The Series B Preferred Shares were not subject to mandatory redemption or to any sinking fund requirements, and was redeemable at the Company’s option, at any time, on or after the date that was the date immediately following the 15-month anniversary of the issuance date, at $25.00 per share plus accumulated and unpaid dividends thereon to and including the date of redemption. Also, upon the occurrence of a liquidation event, holders of Series B Preferred Shares would be entitled to receive out liquidating distribution or payment in full redemption of such Series B Preferred Shares in an amount equal to $25.00, plus the amount of any accumulated and unpaid dividends thereon; 6) Rank: Finally, the Series B Preferred Shares ranked senior to common shares with respect to dividend distributions and distributions upon any liquidation, winding up or dissolution of the Company.

The material terms of the Series C Preferred Shares are as follows: 1) Dividends: Dividends on each Series C Preferred Share shall be cumulative and shall accrue at a rate equal to 5.00% per annum of the Series C liquidation preference per Series C Preferred Share from the dividend payment date immediately preceding issuance, and can be paid either in cash, or, at the Company’s option, through the issuance of additional common shares; 2) Voting Rights: Each holder of Series C Preferred Shares is entitled, from the date of issuance of the Series C Preferred Shares, to a number of votes equal to the number of Common Shares into which such holder’s Series C Preferred Shares would then be convertible (notwithstanding the requirement that the Series C Preferred Shares are convertible only after six months following the Original Issuance Date), multiplied by 10. The holders of Series C Preferred Shares shall vote together as one class with the holders of Common Shares on all matters submitted to a vote of the Company’s shareholders (with certain exceptions); 3) Conversion Rights: The Series C Preferred Shares are convertible into common shares (i) at the option of the holder: in whole or in part, at any time on or after the date that is the date immediately following the six-month anniversary of the Original Issuance Date at a rate equal to the Series C liquidation preference, plus the amount of any accrued and unpaid dividends thereon to and including the date of conversion, divided by an initial conversion price of $0.50, subject to adjustment from time to time, or (ii) mandatorily: on any date within the Series C Conversion Period,  being any time on or after the date that is the date immediately following the six-month anniversary of October 17, 2022 (or “the Original Issuance Date”), on which less than 25% of the authorized number of Series C Preferred Shares are outstanding and the volume-weighted average price of the common shares for the 10 trading days preceding such date exceeds 130% of the conversion price in effect on such date, the Company may elect that all, or a portion of the outstanding Series C Preferred Shares shall mandatorily convert into common shares at a rate equal to the Series C liquidation preference, plus the amount of any accrued and unpaid dividends thereon to and including such date, divided by the conversion price.  The conversion price is subject to adjustment for any stock splits, reverse stock splits or stock dividends, and shall also be adjusted to the lowest price of issuance of common stock by the Company for any registered offering following the Original Issuance Date, provided that such adjusted conversion price shall not be less than $0.50. The conversion price has been adjusted since March 1, 2023 to $1.36; 4) Liquidation: Each Series C Preferred Share has a fixed liquidation preference of $25.00 per share; 5) Redemption: The Series C Preferred Shares are not subject to mandatory redemption, and will be redeemable at the Company’s option, at any time, on or after the date that is the date immediately following the 15-month anniversary of the issuance date, in whole or in part, at $25.00 per share plus accumulated and unpaid dividends thereon to and including the date of redemption. The Company shall effect any such redemption by paying a) cash or, b) at the Company’s election, and provided on the date of the redemption notice less than 25% of the authorized number of Series C are outstanding, shares of common stock valued at the volume-weighted average price of common stock for the last 10 trading days prior to the redemption date. Also, upon the occurrence of a liquidation event, holders of Series C Preferred Shares shall be entitled to receive out liquidating distribution or payment in full redemption of such Series C Preferred Shares in an amount equal to $25.00, plus the amount of any accumulated and unpaid dividends thereon; 6) Rank: The Series C Preferred Shares rank senior to common shares, and on a parity with the Series B Preferred Stock, with respect to dividend distributions and distributions upon any liquidation.

For the six months ended June 30, 2026, and 2025, declared and paid dividends on Series B preferred shares amounted to $26 and $26 (or $0.50 and $0.50 per each Series B preferred share), respectively. As of June 30, 2026, and December 31, 2025, accrued and not paid dividends on the Series B preferred shares amounted to $nil and $2, respectively. Accrued and not previously declared dividend of $2 was paid in June 2026 along with the redemption of Series B preferred shares in accordance with their contractual terms.

For the six months ended June 30, 2026, and 2025, declared and paid dividends on the Series C preferred shares amounted to $889 and $889 (or $0.625 and $0.625 per each Series C preferred share), respectively, out of which $822 and $822,respectively, were paid to Mango (Note 4). As of June 30, 2026, and December 31, 2025, accrued and not paid dividends on the Series C preferred shares, amounted to $79 and $79, respectively.

(b) Class A, July, August 2022 Warrants: As of June 30, 2026, and December 31, 2025, the Company had outstanding 567,366 Class A Warrants, 1,033,333 July 2022 Warrants, and 2,122,222 August 2022 Warrants.
The Class A Warrants were issued in connection with the Company’s June 2022 public offering, the July 2022 Warrants were issued in connection with the Company’s July 2022 offering, and August 2022 Warrants were issued in connection with the Company’s August 2022 offering. The warrants are exercisable for shares of the Company’s common stock and expire between five and five and a half years from their respective issuance dates. The Class A Warrants have an exercise price of $15.75 per share. The July 2022 Warrants and August 2022 Warrants have an exercise price of $1.65 per share following the exercise price adjustment on March 1, 2023, pursuant to their down-round adjustment provisions. The warrants do not have voting, dividend, participation or liquidation rights.
(c) Series A and Series B Warrants: As of June 30, 2026, and December 31, 2025, the Company had outstanding Series A Warrants to purchase 14,300 shares of common stock and Series B Warrants to purchase 4,097,000 shares of common stock, issued in connection with the Company’s March 2023 registered direct offering.
The Series A and Series B Warrants were issued in connection with the Company’s March 2023 registered direct offering. The Series A and Series B Warrants are exercisable at an exercise price of $2.25 per share and expire five years from issuance. The Series B Warrants are classified as equity instruments. The Series A Warrants are classified as liabilities due to their alternative cashless exercise feature, according to which, each Series A warrant could become exchangeable for one common share under specific conditions, which were met on March 7, 2023. The Series A warrants are recorded at fair value, with changes in fair value recognized in the unaudited interim consolidated statements of operations. The Series A warrants fair value as of the measurement dates was determined through Level 2 inputs of the fair value hierarchy as determined by management
The Company remeasured the outstanding Series A Warrants at fair value as of June 30, 2026, and December 31, 2025, which amounted to $24 and $30, respectively, and is presented as Fair value of warrants’ liability in the accompanying consolidated balance sheets. The resulting change in fair value of the warrants’ liability for the six months ended June 30, 2026, and 2025 was recognized in “Change in fair value of warrants’ liability” in the accompanying unaudited interim consolidated statements of operations.
(d) Compensation Cost on Stock Option Awards: On January 1, 2021, the Company granted its Chief Financial Officer options to purchase 8,000 shares of the Company’s common stock under the Company’s Equity Incentive Plan. The options had a five-year term and exercise prices ranging from $150.00 to $450.00 per share. The 8,000 outstanding options expired in January 2026 in accordance with the terms of the stock option agreement.

(e) Compensation Cost on Restricted Common Stock: As of June 30, 2026, and December 31, 2025, 31,441 restricted common shares remained reserved for issuance under the Company’s Equity Incentive Plan, due to expire in 2030.